Prepaid Land Lease Payments	12 Months Ended
Dec. 31, 2018
Disclosure Of Arrangements Involving Legal Form Of Lease [Abstract]
Prepaid Land Lease Payments
16.	PREPAID LAND LEASE PAYMENTS

	2018	2017
	US$’000	US$’000
Carrying amount as of January 1,	1,103	1,105
Recognized lease expense during the year	(38)	(35)
Exchange difference	(53)	33
Carrying amount as of December 31,	1,012	1,103
Current portion included in prepayments	34	36
Non-current portion included in prepaid land lease payments	978	1,067

The property land is situated in Mainland China and is held under a long-term operating lease for 50 years.

Information about the prepaid land lease payments that were pledged to others as collaterals is provided in Note 27(e)(i).